Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 shares	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2024 USD ($)	Oct. 01, 2023 HKD ($)	Oct. 01, 2022 HKD ($)
Significant Accounting Policies (Details) [Line Items]
Convenience translation		$ 7.7733	$ 1
Retained earnings		51,324,812		$ 41,782,502		$ 6,602,706	$ 1,100,000
Write-down of inventories		$ 300,000	$ 36,021	118,000	$ 200,000
Owner of voting interest		10.00%	10.00%
Useful life		5 years				5 years
Deferred offering expenses				3,853,500
Contract assets		6,443,947		3,187,403
Realized contract assets		$ 1,392,073
Percentage of contract assets		21.60%	21.60%
Doubtful accounts of contract assets		$ 60,000		307,040
Contract liabilities		27,801,257		22,748,443		$ 3,576,506
Contract liabilities							$ 18,972,517	$ 20,609,753
Research and development expense					200,028
Amount of tax benefit		50.00%	50.00%
Underpayment of income tax		$ 0		0	0
Recognized government grants		$ 56,375		$ 602,379	$ 3,471,615
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares) | shares	62,500